ALLEGIANT FUNDS

                        MULTI-FACTOR MID CAP GROWTH FUND
                              SMALL CAP GROWTH FUND

                                  A & C SHARES
                                    I SHARES


    SUPPLEMENT DATED MARCH 10, 2009 TO THE PROSPECTUSES DATED OCTOBER 1, 2008

         THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
            THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN
                       CONJUNCTION WITH THE PROSPECTUSES.

         On February 27, 2009, the Board of Trustees of the Allegiant Funds (the "Trust") approved a Plan of Reorganization (the "Plan") which contemplates the reorganization of the Allegiant Multi-Factor Mid Cap Growth Fund and Allegiant Small Cap Growth Fund (each, an "Acquired Fund") into the Allegiant Multi-Factor Small Cap Growth Fund (the "Acquiring Fund"), all separate series of the Trust.

         The Plan will be submitted to a vote of the shareholders of each Acquired Fund, voting separately, at a meeting which is expected to be held in June 2009. If the Plan is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each Acquired Fund will be transferred to the Acquiring Fund and shareholders of Acquired Funds will become shareholders of the Acquiring Fund and receive shares of the corresponding share class of the Acquiring Fund as set forth below:

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MULTI-FACTOR MID CAP GROWTH FUND
SMALL CAP GROWTH FUND                      MULTI-FACTOR SMALL CAP GROWTH FUND

     Class A Shares                        Class A Shares

     Class C Shares                        Class C Shares

     Class I Shares                        Class I Shares
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         A combined proxy statement and prospectus with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Plan is approved by shareholders, it is expected that the reorganization will occur in the third quarter of 2009. The reorganization is intended to be tax-free under federal income tax laws. The reorganization may be terminated and abandoned, before or after shareholder approval, by action of the Board of Trustees.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE